Supplement dated January 12, 2011 to the MTB Group of Funds Statement of Additional

Information dated August 31, 2010

The following amends and replaces information pertaining to the securities in which the funds invest for each of the MTB Intermediate-Term Bond, the MTB Income and the MTB Short-Term Corporate Bond Funds on page 5 of the Statement of Additional Information under the section entitled “Securities In Which The Funds Invest:”

BOND FUNDS

	Income Fund	Intermediate- Term Bond Fund	Maryland Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Short Duration Government Bond Fund	Short- Term Corporate Bond Fund	U.S. Government Bond Fund	Virginia Municipal Bond Fund
Fixed Income Securities	P	P	P	P	P	P	P	P	P
Treasury Securities	P	P	A	A	A	P	P	P	A
Agency Securities	P	P	A	A	A	P	P	P	A
Corporate Debt Securities	P	P	A	A	A	A	P	A	A
Commercial Paper	A	A	A	A	A	A	A	A	A
Demand Instruments	A	A	A	A	A	A	A	A	A
Taxable Municipal Securities	A	A	A	A	A	A	A	A	A
Mortgage Backed Securities	P	P	N	N	N	P	P	P	N
Asset Backed Securities	P	P	N	N	N	A	P	A	N
Zero Coupon Securities	A	A	A	A	A	A	A	A	A
Bank Instruments	A	A	N	N	N	A	A	A	N
Credit Enhancement	A	A	A	A	A	N	A	N	A
Tax Exempt Securities	A	A	P	P	P	N	A	N	P
General Obligation Bonds	A	A	P	P	P	N	A	N	P
Special Revenue Bonds	A	A	P	P	P	N	A	N	P
Tax Increment Financing Bonds	A	A	P	P	P	N	A	N	P
Variable Rate Demand Instruments	A	A	P	P	P	A	A	A	P
Municipal Securities	A	A	P	P	P	A	A	A	P
Municipal Notes	A	A	P	P	P	N	A	N	P
Municipal Leases	A	A	P	P	P	A	A	A	P
Convertible Securities	A	A	N	N	N	N	A	N	N
Foreign Securities	A	A	A	A	A	N	A	N	A
Derivative Contracts	A	A	A	A	A	A	A	A	A
Futures Contracts	A	A	A	A	A	A	A	A	A
Options	A	A	A	A	A	A	A	A	A
Swap Contracts – Credit Default Swaps	P	P	A	A	A	A	P	A	A
Special Transactions	A	A	A	A	A	A	A	A	A
Repurchase Agreements	A	A	A	A	A	A	A	A	A
Reverse Repurchase Agreements	A	A	A	A	A	A	A	A	A
Delayed Delivery Transactions	A	A	A	A	A	A	A	A	A
Securities Lending	A	A	A	A	A	A	A	A	A
Asset Segregation	A	A	A	A	A	A	A	A	A
Investing in Securities of Other Investment Companies	A	A	A	A	A	A	A	A	A
Non-Investment Grade Securities	A	A	A	A	A	A	A	A	A

The following amends and replaces information pertaining to the securities descriptions and techniques for each of the MTB Intermediate-Term Bond, the MTB Income and the MTB Short-Term Corporate Bond Funds on pages 10-11 of the Statement of Additional Information under the section entitled “Securities Descriptions And Techniques – Fixed Income Securities – Convertible Securities:”

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. Convertible securities are also subject to risks that affect debt securities in general, and may be subordinate to other types of debt securities from the same issuer.

However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See “Risks Associated with Non-investment Grade Securities” herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.